Other Investments - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 funds strategy	Dec. 31, 2012 funds strategy	Dec. 31, 2011
Other Investments [Line Items]
Number of strategies employed		4
Number of funds invested in	16	17
Required notice period for redemption	30 days
Other investments	$ 1,164,630,000	$ 1,219,879,000
Project Finance Loans:
Aggregate loan value	15,200,000	36,800,000
Aggregate loan net carrying amount	11,100,000	31,200,000
Aggregate principal amount of payment obligation purchased	150,000,000
Estimated fair value of payment obligation at date of purchase	128,100,000
Coupon rate on outstanding payment obligation	3.50%
Term of payment obligation	11 years 6 months
Fair value of difference between estimated fair value and cost of payment obligation	21,900,000
Payment obligation, fees	2,500,000
Amortization of payment obligation	0	0	9,400,000
Aggregate face amount of structured transactions purchased	155,000,000
Carrying amount of structured finance transaction entered into by XLIB	148,000,000	147,800,000
Other than temporary declines recorded on other investments during the period	0	2,700,000	700,000
Alternative funds | Funds which are subject to lockups and/or gate provisions
Other Investments [Line Items]
Other investments	360,600,000	335,200,000
Alternative funds | Funds held in side pockets
Other Investments [Line Items]
Other investments	$ 24,100,000	$ 25,000,000
Alternative funds | Funds held in side pockets | Minimum
Other Investments [Line Items]
Side pockets - liquidation period of underlying investments	2 years
Alternative funds | Funds held in side pockets | Maximum
Other Investments [Line Items]
Side pockets - liquidation period of underlying investments	4 years